Financial Information as per operating segments (Details 11) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net income of year	$ 118,425,443	$ 135,484,452	$ 219,050,681
Finance costs	77,023,048	75,930,875	35,660,493
Share of net income (loss) of joint ventures and associates accounted for using the equity method	19,217,758	10,978,068	226,026
Gains (losses) on exchange differences	65,944,570	20,173,381	10,149,345
Result as per adjustment units	(14,025,895)	1,198,565	2,529,298
Adjusted operating result	239,966,967	218,761,616	330,471,299
Depreciation and amortization	126,119,198	126,497,493	124,116,739
Operating segments [member]
IfrsStatementLineItems [Line Items]
Net income of year	118,425,443	135,484,452	219,050,681
Other gains (losses)	13,316,208	12,669,540	(9,590,450)
Finance income	(39,402,492)	(22,870,538)	(14,263,669)
Finance costs	77,023,048	75,930,875	35,660,493
Gains (losses) on exchange differences	65,944,570	20,173,381	10,149,345
Result as per adjustment units	14,025,895	(1,198,565)	(2,529,298)
Income tax (expense) benefit	(15,267,255)	263,943	82,629,773
Adjusted operating result	253,283,175	231,431,156	320,880,849
Depreciation and amortization	126,119,198	126,497,493	124,116,739
ORBDA	$ 379,402,373	$ 357,928,649	$ 444,997,588